Note Income taxes (Components of deferred tax assets and liabilities) (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Deferred tax assets:
Tax credits available for carryforward	$ 24,048	$ 18,510
Net operating loss and other carryforward available	823,670	1,238,222
Postretirement and pension benefits	85,488	94,741
Allowance for loan losses	624,170	649,107
Accelerated depreciation	8,383	9,828
Difference in outside basis from pass-through entities	30,424	13,160
Other temporary differences	31,985	31,127
Total gross deferred tax assets	1,635,689	2,068,697
Deferred tax liabilities:
FDIC-assisted transaction	60,402	58,363
Indefinite-lived intangibles	64,982	73,974
Unrealized net gain on trading and available-for-sale securities	18,403	21,335
Other temporary differences	10,262	8,477
Total gross deferred tax liabilities	154,049	162,149
Valuation allowance	447,824	664,287
Net deferred tax asset	1,033,816	1,242,261
PUERTO RICO
Deferred tax assets:
Tax credits available for carryforward	16,069	16,552
Net operating loss and other carryforward available	115,512	112,929
Postretirement and pension benefits	85,488	94,741
Allowance for loan losses	603,462	628,127
Accelerated depreciation	1,300	605
Difference in outside basis from pass-through entities	30,424	13,160
Other temporary differences	25,084	16,417
Total gross deferred tax assets	881,232	889,362
Deferred tax liabilities:
FDIC-assisted transaction	60,402	58,363
Indefinite-lived intangibles	31,973	28,412
Unrealized net gain on trading and available-for-sale securities	26,364	30,334
Other temporary differences	9,876	7,892
Total gross deferred tax liabilities	128,615	125,001
Valuation allowance	67,263	46,951
Net deferred tax asset	685,354	717,410
UNITED STATES
Deferred tax assets:
Tax credits available for carryforward	7,979	1,958
Net operating loss and other carryforward available	708,158	1,125,293
Postretirement and pension benefits	0	0
Allowance for loan losses	20,708	20,980
Accelerated depreciation	7,083	9,223
Difference in outside basis from pass-through entities	0	0
Other temporary differences	6,901	14,710
Total gross deferred tax assets	754,457	1,179,335
Deferred tax liabilities:
FDIC-assisted transaction	0	0
Indefinite-lived intangibles	33,009	45,562
Unrealized net gain on trading and available-for-sale securities	(7,961)	(8,999)
Other temporary differences	386	585
Total gross deferred tax liabilities	25,434	37,148
Valuation allowance	380,561	617,336
Net deferred tax asset	348,462	524,851
Deferred loans origination fees
Deferred tax assets:
Deferred income	4,627	6,622
Deferred loans origination fees | PUERTO RICO
Deferred tax assets:
Deferred income	3,669	4,335
Deferred loans origination fees | UNITED STATES
Deferred tax assets:
Deferred income	958	2,287
Deferred gain
Deferred tax assets:
Deferred income	2,670	4,884
Deferred gain | PUERTO RICO
Deferred tax assets:
Deferred income	0	0
Deferred gain | UNITED STATES
Deferred tax assets:
Deferred income	2,670	4,884
Intercompany deferred gains
Deferred tax assets:
Deferred income	224	2,496
Intercompany deferred gains | PUERTO RICO
Deferred tax assets:
Deferred income	224	2,496
Intercompany deferred gains | UNITED STATES
Deferred tax assets:
Deferred income	$ 0	$ 0